Corporate information	12 Months Ended
Dec. 31, 2025
Corporate Information [Abstract]
Corporate information	Corporate information
Spotify Technology S.A. (the “Company” or “parent”) is a public limited company incorporated and domiciled in Luxembourg. The Company’s registered office is 33 Boulevard Prince Henri, L-1724 Luxembourg, Grand Duchy of Luxembourg.
The principal activity of the Company and its subsidiaries (collectively, the “Group,” “we,” “us,” or “our”) is audio streaming. The Group’s premium service (“Premium Service”) provides users with unlimited online and offline high-quality streaming access to its catalog of music and podcasts, including video in certain markets. The Premium Service offers a music listening experience without commercial breaks. In select markets, the Premium Service provides eligible users with limited online and offline streaming access to a catalog of audiobooks, with optional add-ons for additional audiobook listening hours. In select markets, Premium users can watch eligible video podcasts without interruptions from dynamically inserted advertisements. The Group’s ad-supported service (“Ad-Supported Service” and together with the Premium Service and other subscription offerings, the “Service”) has no subscription fees and provides users with limited on-demand online access to the catalog of music and unlimited online and offline access to the catalog of podcasts. The Group depends on securing content licenses from a number of major and minor content owners and other rights holders in order to provide its service.